(Loss) per share-Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares [Abstract]
Total basic (loss) per share attributable to the ordinary equity holders of the company	$ (0.09)	$ (0.04)
Total diluted (loss) per share attributable to the ordinary equity holders of the company	$ (0.09)	$ (0.04)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	2,823,802	23,640,568
Adjustments for calculation of diluted earnings per share:
Amounts uncalled on partly paid shares and calls in arrears
Options
Deferred shares
Convertible notes and commitment fee shares
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	2,823,802	23,640,658